Summary of Significant Accounting Policies Property and Equipment Net (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year	1 year
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years